Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	May 31, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Notes payable to related party	$ 1,800						$ 1,800				$ 1,800		$ 17,885	$ 17,885
Debt instrument interest rate	2.00%						2.00%				2.00%		2.00%	2.00%
Accrued salaries															$ 348,312
Common shares issued for cash, shares		140,000,000
Personnel costs							$ 93,121		$ 284,507		$ 1,389,121	$ 499,462	$ 827,201	$ 1,499,585
Conversion of accrued consulting fees into common shares											338,608	617,750	617,750
Accrued directors' compensation	$ 0						0				0		94,584	80,000
Other receivables related parties	305,000						305,000				305,000		100,000	100,000
Number of shares of common stock						8,600,298
Common shares issued to board of directors								$ 1,120,000	$ 214,595	$ 17,800			232,394	555,400
Stock compensation expense											1,218,114	$ 213,276	213,276	786,954
Accounts payable to related parties including officers and board members													18,981
Officers and Executive Director [Member]
Related Party Transaction [Line Items]
Accrued salaries	$ 319,735						$ 319,735				$ 319,735		299,732	$ 91,352
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Common shares issued for cash, shares		200,000,000
Number of shares issued, value		$ 160,000
Seven Board Members [Member]
Related Party Transaction [Line Items]
Common shares issued for cash, shares		20,000,000
Personnel costs		$ 961,666
Conversion of accrued consulting fees into common shares		$ 138,334
Board of Directors [Member]
Related Party Transaction [Line Items]
Common shares issued to board of directors, shares			3,942,161
Common shares issued for services and compensation, shares			11,942,161
Annual compensation shares			8,000,000
Number of warrants cancelled			7,000,000
Shares issued and warrant modification			$ 214,595
Board of Directors [Member] | Orlando Reece [Member]
Related Party Transaction [Line Items]
Common shares issued to board of directors, shares				1,000,000
Common shares issued to board of directors				$ 17,800
Five Unrelated Individuals [Member]
Related Party Transaction [Line Items]
Number of shares of common stock					5,000,000	5,000,000								5,000,000
Stock compensation expense					$ 555,401	$ 555,401
Five Individuals [Member]
Related Party Transaction [Line Items]
Accrued directors' compensation													$ 25,000
Related Party [Member]
Related Party Transaction [Line Items]
Debt conversion, shares issued	16,085